Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
19. Fair value measurements
Assets and liabilities disclosed at fair value
The Company measures its cash and cash equivalents, restricted cash and cash equivalents, loan principal and financing service fee receivables, finance lease receivables, convertible senior notes and borrowings at amortized cost. The carrying value of loan principal and financing service fee receivables approximate their fair value due to their short-term nature and are considered a level 3 measurement. The fair value was estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The guarantee liabilities are presented as a level 3 measurement, with fair value estimated by discounting expected future payouts, net charge off rates, expected collection rates and a discount rate for time value. The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets and presents the fair value for disclosure purposes only. The fair value of the convertible senior notes is classified as Level 2 fair value measurements based on dealer quotes. For further information on the convertible senior notes see Note 13.
Assets measured at fair value on a nonrecurring basis
The Company measures its property and equipment, intangible assets and equity method investment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.
The Company also measures equity investments without readily determinable fair values on a nonrecurring basis. The non-recurring fair value measurements to the carrying amount of such investments usually require management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer from an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date (level 2). When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value. The Company uses valuation methodology under the market approach which requires management to use unobservable inputs (level 3) such as selection of comparable companies and their multiples, and discount for lack of marketability.
As of December 31, 2021, the Company measured a long-term investment at fair value on a nonrecurring basis using valuation methodology under the market approach. The significant unobservable inputs (level 3) include enterprise value to revenue multiple which was determined based on the median of selected comparable companies at
3.
8
 times, and the discount for lack of marketability which was estimated at
33
%. The fair value of the long-term investment was RMB
172
million (US$
27
million) as of December 31, 2021.
Assets and liabilities measured at fair value on a recurring basis
The Company measured its short-term investments, long-term investments with readily determinable fair values, derivative instruments, investment in equity method investee under fair value option and guarantee liabilities at fair value on a recurring basis. As the Company’s guarantee liabilities are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of guarantee liabilities. Guarantee liabilities are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2020 and 2021.
The following table summarizes the Company’s financial assets and liabilities measured or disclosed at fair value on recurring basis as of December 31, 2020 and 2021:

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:

Short-term investments	—	5,042,314,438	—	5,042,314,438
Investment in equity method investee under fair value option	306,275,523	—	—	306,275,523
Liabilities:
Guarantee liabilities	—	—	11,697,633	11,697,633
Convertible senior notes	—	626,692,320	—	626,692,320

	As of December 31, 2021
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	2,412,379,263	3,514,221,498		5,926,600,761
Long-term investments	62,425,472	—	—	62,425,472
Derivative instruments	—	17,375,517	—	17,375,517
Liabilities:
Guarantee liabilities	—	—	885,303	885,303
Convertible senior notes	—	611,000,109	—	611,000,109

	As of December 31, 2021
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	378,554,948	551,458,039		930,012,987
Long-term investments	9,795,919	—	—	9,795,919
Derivative instruments	—	2,726,598	—	2,726,598
Liabilities:
Guarantee liabilities	—	—	138,923	138,923
Convertible senior notes	—	95,879,250	—	95,879,250
As of December 31, 2020 and 2021, the discounted cash flow methodology is used to estimate the fair value of guarantee liabilities. The significant unobservable inputs used in the fair value measurement of guarantee liabilities include the discount rate and expected delinquency rates applied in the valuation models. These inputs in isolation can cause significant increases or decreases in fair value. Specifically, when a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of guarantee liabilities; conversely a decrease in the discount rate can significantly increase the fair value of the guarantee liabilities. The discount rate is determined based on the market rates. Increase in the expected delinquency rates can significantly increase the fair value of guarantee liabilities; conversely a decrease in the expected delinquency rates can significantly decrease the fair value of guarantee liabilities.
Significant Unobservable Inputs

		Range of Inputs Weighted - Average As of December 31,
Financial Liabilities	Unobservable Input	2020	2021
Guarantee liabilities	Discount rates	6.04%	6.04%
	Expected delinquency rates	22.57%-23.03%	18.77%-19.70%
Refer to Note 12.1 for additional information about Level 3 guarantee liabilities measured at fair value on a recurring basis for the years ended December 31, 2020 and 2021.